OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Minimum future revenues to be received under non-cancelable operating leases [Abstract]
2014	$ 131,175
2015	113,104
2016	104,905
2017	102,227
2018	61,627
Thereafter	64,669
Total minimum lease revenues	577,707
Cost and accumulated depreciation of vessels leased on operating leases [Abstract]
Cost	1,360,605	1,259,588
Accumulated depreciation	270,989	218,462
Vessels and equipment, net	$ 1,089,616	$ 1,041,126